Note Other comprehensive income (loss) (Reclassification out of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	$ (484,230)	$ (487,476)	$ (477,519)
Net (loss) gain and valuation adjustments on investment securities	334	1,962	141
Other-than-temporary impairment losses on available-for-sale debt securities	(8,299)	(209)	(14,445)
Mortgage banking activities	25,496	56,538	81,802
Income tax (benefit) expense	(230,830)	(78,784)	495,172
Net Income	107,681	216,691	895,344
Reclassification out of accumulated other comprehensive income
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net Income	(18,991)	(12,816)	(24,656)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before tax	(18,628)	(18,148)	(16,300)
Income tax (benefit) expense	7,262	7,080	6,357
Net Income	(11,366)	(11,068)	(9,943)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of net losses
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	(22,428)	(21,948)	(20,100)
Reclassification out of accumulated other comprehensive income | Adjustment of pension and postretirement benefit plan | Amortization of prior service credit
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Personnel costs	3,800	3,800	3,800
Reclassification out of accumulated other comprehensive income | Unrealized holding (losses) gain on investments | Realized gain (loss) on sale of securities
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Net (loss) gain and valuation adjustments on investment securities	334	379	141
Other-than-temporary impairment losses on available-for-sale debt securities	(8,299)	(209)	(14,445)
Total before tax	(7,965)	170	(14,304)
Income tax (benefit) expense	1,492	3	2,458
Net Income	(6,473)	173	(11,846)
Reclassification out of accumulated other comprehensive income | Unrealized net (losses) gains on cash flow hedges | Forward contracts
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Mortgage banking activities	(1,888)	(3,149)	(4,702)
Total before tax	(1,888)	(3,149)	(4,702)
Income tax (benefit) expense	736	1,228	1,835
Net Income	$ (1,152)	$ (1,921)	$ (2,867)